Biological assets - Measurement of the premises adopted (Details) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 BRL (R$) ha cubicMeterPerHectare R$ / m³	Jun. 30, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) ha R$ / m³ meterPerHectare
Disclosure of detailed information about biological assets [line items]
Planted useful area (hectare)	1,150,075,000		1,094,611,000
Average annual growth (IMA) – m3/hectare/year	39,110		37,920
Average gross sale price of eucalyptus – R$/m3 | R$ / m³	103,410		96,040.00
Discount rate (post-tax)	8.60%		8.80%
Total | R$	R$ (539,003)	R$ (1,256,315)	R$ (1,989,831)
Mature assets
Disclosure of detailed information about biological assets [line items]
Planted useful area (hectare)	172,457,000		144,942,000
Immature assets
Disclosure of detailed information about biological assets [line items]
Planted useful area (hectare)	977,618,000		949,669,000